Share warrant obligation - Warrant Obligations (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Share warrant obligation
Beginning Balance	$ 13,035	$ 22,029
Fair value adjustment	(10,605)	(4,764)
Ending Balance	2,430	17,265
Public Warrants
Share warrant obligation
Beginning Balance	7,575	10,372
Fair value adjustment	(5,955)	(598)
Ending Balance	1,620	9,774
Private Warrants
Share warrant obligation
Beginning Balance	5,460	11,657
Fair value adjustment	(4,650)	(4,166)
Ending Balance	$ 810	$ 7,491